Operations by Geographic Area (Tables)	12 Months Ended
Dec. 31, 2012
Revenues by Geographic Region

Revenues by geographic region are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Korea	￦	9,737	￦	10,458	￦	14,762
Japan		29,186		29,513		30,387
Taiwan and Hong Kong		2,926		3,590		2,244
United States		4,759		5,879		5,023
Russia		647		487		476
Brazil		1,114		1,189		837
Thailand		936		1,245		974
Europe		1,084		2,058		982
Other		1,973		3,058		2,096

	￦	52,362	￦	57,477	￦	57,781